WESTERN ASSET TRUST, INC.

                                 CORE PORTFOLIO

                             REPORT TO SHAREHOLDERS

                               FOR THE YEAR ENDED

                                 JUNE 30, 1997

August 20, 1997


Dear Shareholder:

Enclosed are financial statements for the Western Asset Trust Core Portfolio for the year ending June 30, 1997.

I am pleased to report that the fund continues to produce positive investment results returning 8.3% (net) versus the Salomon Brothers Broad Market Index return of 8.2% for the period. As we draw close to the end of the fund's seventh year of operation, total assets stand at just over $500 million, with more than 60 participants.

The mainstay of the fund's returns continues to be our reliance on a variety of strategies, with close attention paid to the interplay of risks involved in the aggregate. Factors contributing to performance in this latest period include the portfolio's long duration posture, successful anticipation of shifts in the yield curve, and an overweighting to both the corporate and mortgage sectors.

Please feel free to call if you have any questions.

Sincerely,

W. Curtis Livingston
President

Enclosure

                              WESTERN ASSET TRUST
                                 CORE PORTFOLIO

Portfolio Manager: Western Asset Management Investment Strategy Group

The fund's performance was on balance favorably impacted by market conditions in the 12 months ended June 30, 1997. Although interest rates were unusually volatile during the period, yields overall declined somewhat. The fund's total return exceeded that of its benchmark, the Salomon Brothers Broad Market Index, returning 8.3% (net) vs. 8.2%, as major strategies produced generally positive results. The fund benefited from a long duration posture which it held throughout the period, and yield curve strategies correctly anticipated the periods when short- and long-term interest rates moved by greater and lesser degrees relative to each other. A modest overweighting to the corporate sector was rewarded as yield spreads narrowed, and a modest overweighting to the mortgage sector benefited from tighter spreads as well.

                  [Graph Appears Here. See Plots Points Below]


Average Annual Total Return

                   WAT Core            SBBI

   1 Year             8.3%             8.2%
   3 Years            9.0%             8.5%
   5 Years            8.0%             7.2%
Since Inception       9.8%             8.8%


                     Western Asset Trust              Salomon Brothers
                     Core Portfolio (net)            Broad Market Index

 9/30/90                    10,000                          10,000
12/31/90                    10,510                          10,507
 3/31/91                    10,856                          10,783
 6/30/91                    11,050                          10,977
 9/30/91                    11,711                          11,602
12/31/91                    12,405                          12,184
 3/31/92                    12,274                          12,043
 6/30/92                    12,775                          12,532
 9/30/92                    13,375                          13,073
12/31/92                    13,379                          13,110
 3/31/93                    14,102                          13,655
 6/30/93                    14,629                          14,034
 9/30/93                    15,191                          14,404
12/31/93                    15,232                          14,407
 3/31/94                    14,837                          14,004
 6/30/94                    14,500                          13,868
 9/30/94                    14,583                          13,943
12/31/94                    14,573                          13,997
 3/31/95                    15,476                          14,705
 6/30/95                    16,546                          15,607
 9/30/95                    16,880                          15,903
12/31/95                    17,629                          16,594
 3/31/96                    17,242                          16,303
 6/30/96                    17,429                          16,383
 9/30/96                    17,767                          16,689
12/31/96                    18,371                          17,193
 3/31/97                    18,142                          17,104
 6/30/97                    18,871                          17,721

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 1997
                             (Amounts in Thousands)

                                                                                      Principal
                                                                                       Amount                 Value
                                                                                      ---------               -----
CORPORATE BONDS AND NOTES -13.0%
Banking and Finance - 2.4%
   BNY Capital I
     7.97%          12/31/26                                                        $       5,000         $       5,011
   General Motors Acceptance Corp.
     0% (A)         6/15/15                                                                14,900                 4,217
   J.P. Morgan & Company
     6.17% (B)      2/15/12                                                                 2,000                 1,956
   JPM Capital Trust II
     7.95%          2/1/27                                                                  1,000                 1,001
                                                                                                          -------------
                                                                                                                 12,185
                                                                                                          -------------

Food and Beverage - 1.9%
   Coca Cola Company
     7.875%   9/15/98                                                                         100                   102
   Philip Morris Companies, Inc.
     8.75%          6/1/01                                                                    100                   106
   RJR Nabisco, Inc.
     8.75%          4/15/04                                                                   320                   325
     8.75%          8/15/05                                                                 2,100                 2,131
     8.50%          7/1/07                                                                  1,300                 1,301
     8.75%          7/15/07                                                                 5,530                 5,600
                                                                                                          -------------
                                                                                                                  9,565
                                                                                                          -------------

Industrial - 5.3%
   Continental Cablevision Incorporated
     9.00%          9/1/08                                                                  3,200                 3,577
   Loews Corporation
     7.625%   6/1/23                                                                        8,459                 8,049
   TCI Communications Incorporated
     8.75%          8/1/15                                                                 11,620                12,179
   Texaco Capital Incorporated
     7.75%          2/15/33                                                                 3,000                 2,982
                                                                                                          -------------
                                                                                                                 26,787
                                                                                                          -------------

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                      Principal
                                                                                       Amount                 Value
                                                                                      ---------               -----
CORPORATE BONDS AND NOTES - Continued
Media and Entertainment - 1.2%
   News America Holdings Incorporated
     8.25%          10/17/2096                                                      $       4,100         $       4,060
   Time Warner Incorporated
     6.85%          1/15/26                                                                 2,000                 1,967
                                                                                                          -------------
                                                                                                                  6,027
                                                                                                          -------------

Oil and Gas - 0.2%
   Phillips Petroleum Company
     8.49%          1/1/23                                                                  1,000                 1,042
                                                                                                          -------------

Telephone - 1.5%
   U.S. West Capital Funding Incorporated
     7.90%          2/1/27                                                                  5,120                 5,172
     7.95%          2/1/2097                                                                2,610                 2,630
                                                                                                          -------------
                                                                                                                  7,802
                                                                                                          -------------

Utilities - 0.5%
   System Energy Resources, Inc.
     7.43%          1/15/11                                                                 2,726                 2,643
                                                                                                          -------------

Total Corporate Bonds and Notes
   (Identified Cost - $65,358)                                                                                   66,051
-----------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 8.1%
Fixed-rate Securities - 4.1%
   Automobile Info Receivable 96-1(C)
     6.53%          10/30/01                                                                1,852                 1,806
   Chevy Chase 1997-A
     7.65%          1/20/08                                                                12,350                12,336
   Midstate Trust II Class A-4
     9.625%   4/1/03                                                                          700                   750
   Premier Auto Trust
     6.575%   10/6/00                                                                       1,600                 1,607

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                      Principal
                                                                                       Amount                 Value
                                                                                      ---------               -----
ASSET-BACKED SECURITIES - Continued
Fixed-rate Securities - Continued
   Rural Housing Trust 1987 - 1
     3.33%          10/1/28                                                         $          49         $          46
   Union Acceptance Corp.
     6.70%          6/10/03                                                                 4,500                 4,436
                                                                                                          -------------
                                                                                                                 20,981
                                                                                                          -------------

Stripped Securities(D) - 0.3%
   Option One CTS Arm Trust
     3.040%(1)      3/25/01                                                                32,656                 1,184
                                                                                                          -------------

Indexed Securities (B) - 3.7%
   First USA Credit Card Master Trust(C)
     5.868%   2/10/06                                                                      10,000                10,025
   Matterhorn One Limited Trust Certificates(C)
     6.138%   6/21/06                                                                       3,848                 3,854
   Student Loan Marketing Association
     5.84%          10/25/12                                                                5,000                 4,972
                                                                                                          -------------
                                                                                                                 18,851
                                                                                                          -------------

Total Asset-backed Securities
   (Identified Cost - $42,227)                                                                                   41,016
-----------------------------------------------------------------------------------------------------------------------


MORTGAGE-BACKED SECURITIES - 8.8%
Fixed-rate Securities - 5.9%
   Asset Securitization Corporation
     6.92%          2/14/29                                                                 8,310                 8,295
   Chase Commercial Mortgage Securities Corp.(C)
     7.37%          2/19/07                                                                 3,676                 3,732
   Macerich SCG Funding Limited Partnership(C)
     7.08%          3/15/06                                                                 6,000                 6,041

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                      Principal
                                                                                       Amount                 Value
                                                                                      ---------               -----
MORTGAGE-BACKED SECURITIES - Continued
Fixed-rate Securities - Continued
   Nomura Asset Securities Corporation
     7.07%          4/13/36                                                         $       2,953         $       2,984
     7.12%          4/13/36                                                                 4,500                 4,526
   Resolution Trust Corporation
     9.20%          6/25/24                                                                 4,294                 4,314
                                                                                                          -------------
                                                                                                                 29,892
                                                                                                          -------------

Variable-rate Securities(E) - 2.9%
   Resolution Trust Corporation
     6.838%   5/25/21                                                                       1,468                 1,454
     6.93%    10/25/21                                                                      3,303                 3,299
     6.904%   6/25/24                                                                       8,000                 7,948
     7.341%   10/25/28                                                                        236                   234
     7.971%   9/25/29                                                                       1,897                 1,911
                                                                                                          -------------
                                                                                                                 14,846
                                                                                                          -------------

Stripped Securities(D)- N.M.
   Structured Mortgage Asset Residential Trust
     .134%(1)         1/25/23                                                              30,327                    76
                                                                                                          -------------

Total Mortgage-backed Securities
   (Identified Cost - $44,163)                                                                                   44,814
-----------------------------------------------------------------------------------------------------------------------


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.9%
Fixed-rate Securities - 22.2%
   Federal Home Loan Bank
     7.50%          12/6/10                                                                   500                   488
     7.30%          12/27/10                                                                  750                   726
     7.10%          2/28/11                                                                   500                   480
                                                                                                          -------------
                                                                                                                  1,694
                                                                                                          -------------

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                Principal
                                                                                 Amount                 Value
                                                                                ---------               -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - Continued
Fixed-rate Securities - Continued
   United States Treasury Bonds
     6.50%    11/15/26                                                        $       1,530         $       1,467
     6.625%   2/15/27                                                                81,380                79,626
                                                                                                        ---------
                                                                                                           81,093
                                                                                                        ---------

   United States Treasury Notes
     6.00%    6/30/99                                                                10,900                10,885
     6.375%   9/30/01                                                                19,100                19,103
                                                                                                        ---------
                                                                                                           29,988
                                                                                                        ---------


Stripped Securities(D)- 0.5%
   Resolution Funding Corporation
     0%(2)    10/15/19                                                               10,000                 2,071
                                                                                                        ---------

   Tennessee Valley Authority
     0%(2)    11/1/19                                                                 3,064                   588
                                                                                                        ---------


Indexed Securities(J)- 5.2%
   United States Treasury Inflation-Indexed Security
     3.375%   1/15/07                                                                26,876                26,229
                                                                                                        ---------


Total U.S. Government and Agency Obligations
   (Identified Cost - $140,705)                                                                           141,663
-----------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                      Principal
                                                                                       Amount                 Value
                                                                                      ---------               -----
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 25.9%
Fixed-rate Securities - 22.3%
   Federal Home Loan Mortgage Corporation
     8.25%          8/1/01                                                          $          49         $          50
     8.44%          10/27/04                                                                  500                   504
     6.75%          10/15/05                                                                  604                   607
     9.30%          4/15/19                                                                 2,533                 2,671
     7.00%          4/1/24 to 1/1/27                                                       36,365                35,754
     6.50%          3/1/26                                                                  6,732                 6,457
                                                                                                          -------------
                                                                                                                 46,043
                                                                                                          -------------

   Federal Housing Authority USGI #68
     7.43%          3/1/21                                                                    312                   298
                                                                                                          -------------

   Federal National Mortgage Association
     7.00%          1/1/27 to 3/1/27                                                       26,569                26,028
     7.50%          7/1/27(F)                                                              24,910                24,964
                                                                                                          -------------
                                                                                                                 50,992
                                                                                                          -------------

   Government National Mortgage Association
     10.00%   11/15/09                                                                          9                    10
     8.00%    10/15/26 to 2/15/27                                                          15,686                16,049
                                                                                                          -------------
                                                                                                                 16,059
                                                                                                          -------------

Stripped Securities(D)- 1.1%
   Federal Home Loan Mortgage Corporation
     10.00%(1)      3/1/21                                                                  2,800                   796
     0%(2)          7/15/22                                                                   473                   357
     0%(2)          9/15/22                                                                 1,495                 1,387
                                                                                                          -------------
                                                                                                                  2,540
                                                                                                          -------------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                      Principal
                                                                                       Amount                 Value
                                                                                      ---------               -----
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - Continued
Stripped Securities(D) - Continued
   Federal National Mortgage Association
     9.50%(1)       2/1/17                                                          $         335         $         102
     1009.25%(1)    8/25/21                                                                    16                   550
     0%(2)          5/25/22                                                                 3,279                 2,562
                                                                                                          -------------
                                                                                                                  3,214
                                                                                                          -------------

Indexed Securities(B) - 2.5%
   Government National Mortgage Association
     6.875%         12/20/21                                                                 963                   990
     7.00%          2/20/22                                                                 1,542                 1,585
     7.125%         4/20/25 to 6/20/25                                                     10,001                10,298
                                                                                                          -------------
                                                                                                                 12,873
                                                                                                          -------------


Total U.S. Government Agency Mortgage-backed
   Securities
   (Identified Cost - $130,614)                                                                                 132,019
-----------------------------------------------------------------------------------------------------------------------


YANKEE BONDS(G) - 1.5%
Fixed-rate Securities - 0.6%
   YPF Sociedad Anonima
     7.50%          10/26/02                                                                2,986                 3,025
                                                                                                          -------------

Indexed Securities(B) - 0.9%
   United Mexican States(C)
     7.875%         8/6/01                                                                  4,500                 4,514
                                                                                                          -------------


Total Yankee Bonds
   (Identified Cost - $7,454)                                                                                     7,539
-----------------------------------------------------------------------------------------------------------------------

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                       Shares                 Value
                                                                                      ---------               -----
COMMON STOCKS AND EQUITY INTERESTS - 5.7%
   Blackrock 2001 Term Trust, Inc.                                                          1,840         $      14,952
   Home Ownership Funding(C)                                                                    4                 4,352
   Kenwood Properties Incorporated(C)                                                           8                 7,830
   News Corporation Limited(C)                                                              1,820                 1,207
   News Corporation Limited Warrants(C,H)                                                      18                   631
                                                                                                          -------------


Total Common Stocks and Equity Interests
   (Identified Cost - $28,787)                                                                                   28,972
-----------------------------------------------------------------------------------------------------------------------

                                                                                      Principal
                                                                                       Amount
                                                                                      ---------
SHORT-TERM INVESTMENTS - 13.2%
Corporate  - 10.4%
   CSX Corporation
     5.77%          7/14/97                                                         $       5,000                 4,990
   Edison Funding Co.
     5.84%          7/22/97                                                                 5,000                 4,983
   Hanson Finance PLC
     5.77%          7/14/97                                                                 5,000                 4,990
   Levi Strauss & Company
     5.80%          7/11/97                                                                11,500                11,482
     5.80%          7/14/97                                                                 5,000                 4,990
     5.81%          7/16/97                                                                 6,703                 6,687
   Nabisco Incorporated
     5.71%          7/14/97                                                                 5,000                 4,990
     5.73%          7/14/97                                                                10,000                 9,979
                                                                                                          -------------
                                                                                                                 53,091
                                                                                                          -------------

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                      Principal
                                                                                       Amount                 Value
                                                                                      ---------               -----
SHORT-TERM INVESTMENTS - Continued
U. S. Government and Agency Obligations - 2.7%
Fixed-rate Securities - 2.5%
   Federal Home Loan Mortgage Corporation
     5.42%          7/14/97                                                         $      10,000         $       9,980
                                                                                                          -------------

   United States Treasury Bills
     5.16%          8/21/97                                                                 1,750                 1,737(I)
     5.165%         8/21/97                                                                   500                   496(I)
     5.295%         8/21/97                                                                   500                   496(I)
                                                                                                          -------------
                                                                                                                  2,729
                                                                                                          -------------

Indexed Securities(B) - 0.2%
   Student Loan Marketing Association
     5.42%          11/20/97                                                                  250                   250
                                                                                                          -------------

Repurchase Agreement - 0.1%
   J.P. Morgan Securities, Inc.
     6.05% dated 6/30/97, to be repurchased at $767
     on 7/1/97 (Collateral: $790 Federal National
     Mortgage Association Medium-term note, 6.22%
     due 3/8/06, value $805)                                                                  767                   767
                                                                                                          -------------


                                                                                       Actual
                                                                                      Contracts
                                                                                      ---------
Options Purchased - N.M.
   Eurodollar  Future Put
     September 97, Strike Price $94                                                           153                    15
   Eurodollar Future Call
     December 97, Strike Price $94                                                            674                   177
                                                                                                          -------------
                                                                                                                    192
                                                                                                          -------------
Total Short-term Investments
   (Identified Cost - $67,014)                                                                                   67,009
-----------------------------------------------------------------------------------------------------------------------

Total Investments - 104.1%
   (Identified Cost - $526,323)                                                                                 529,083
-----------------------------------------------------------------------------------------------------------------------

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                Expiration                   Actual                   Appreciation/
                                                   Date                     Contracts                (Depreciation)
                                                ----------                  ---------                --------------
FUTURES CONTRACT PURCHASED
   Treasury Bond Future                     September 97                        304                         $150
                                                                                                            ----


FUTURES CONTRACTS SOLD
   Five-year Treasury Note Future           September 97                        258                          (99)
   Ten-year Treasury Note Future            September 97                         78                           46
                                                                                                            ----
                                                                                                             (53)
===================================================================================================================

(A) Zero-coupon Bond - A bond with no periodic interest which is sold at such a discount as to produce a current yield-to-maturity.
(B) Indexed Security - The rate of interest earned on these securities is tied to an index such as the Cost of Funds Index (COFI), three month
     U.S. Treasury bill rate, London Interbank Offered Rate (LIBOR) or the Consumer Price Index (CPI). The coupon rate shown is the rate at June 30, 1997.
(C) Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified buyers.
(D) Stripped Security - A security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
(E) The coupon rates shown on variable rate securities are the rates at June 30, 1997. These rates vary with the weighted average coupon of the underlying loans.
(F) When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
(G) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
(H)  Non-income producing.
(I)  Collateral to cover futures sold.
(J) United States Treasury Inflation-Indexed Security - U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
N.M. Not Meaningful

----------
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1997

              Assets
Investments at value (Identified Cost - $526,323,223)                                          $   529,083,194
Receivable for:
     Investments sold                                                                               16,116,448
     Fund shares sold                                                                                      238
Interest receivable                                                                                  5,682,287
Dividends receivable                                                                                   420,387
Other assets                                                                                             7,003
                                                                                               ---------------
         Total assets                                                                              551,309,557

              Liabilities

Payable for:
     Investments purchased                                                                          42,614,841
     Fund shares repurchased                                                                            21,515
     Futures variation margin                                                                           79,684
Due to adviser and administrator                                                                       185,595
Accrued expenses                                                                                        55,394
                                                                                               ---------------
         Total liabilities                                                                          42,957,029
                                                                                               ---------------
Net assets                                                                                     $   508,352,528
                                                                                               ===============

              Analysis of Net Assets

Common stock at par value $.001 per share, authorized
     100,000,000 shares; issued and outstanding 4,507,160 shares                               $         4,507

Accumulated paid-in capital                                                                        493,018,504

Undistributed net investment income                                                                  7,701,659

Undistributed net realized gain on investments, options and futures                                  4,771,120

Unrealized appreciation of investments, options and futures                                          2,856,738
                                                                                               ---------------
Net assets                                                                                     $   508,352,528
                                                                                               ===============

Net asset value, offering price, and redemption price per share                                        $112.79
                                                                                                       =======

----------
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                             STATEMENT OF OPERATIONS
                        For the Year Ended June 30, 1997

Investment Income:
     Interest                                                                 $    33,756,002
     Dividends                                                                      1,010,497
                                                                              ---------------
                                                                                                     $     34,766,499

Expenses:
     Advisory fee                                                                   2,006,880
     Administrative fee                                                               250,860
     Custodian fee                                                                    137,500
     Registration fees                                                                 59,930
     Legal and audit fees                                                              27,608
     Directors' fees                                                                   16,687
     Transfer agent and shareholder servicing expense                                   9,466
     Reports to shareholders                                                            4,565
     Other expenses                                                                    17,507
                                                                              ---------------
                                                                                    2,531,003
         Less fees waived                                                             (22,402)
                                                                              ---------------
         Total expenses, net of waivers                                                                     2,508,601
                                                                                                     ----------------

Net Investment Income                                                                                      32,257,898

Net Realized and Unrealized Gain on Investments:
     Realized gain on investments, options and futures                              6,819,910
     Unrealized appreciation of investments, options and futures                    2,085,611
                                                                              ---------------
Net Realized and Unrealized Gain on Investments                                                             8,905,521
                                                                                                     ----------------

Increase in Net Assets Resulting from Operations                                                     $     41,163,419
                                                                                                     ================

----------
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          For the Years Ended June 30,
                                                              ------------------------------------------------------
                                                                       1997                           1996
                                                              ----------------------           ---------------------
Change in Net Assets:
Net investment income                                         $       32,257,898               $          24,557,119
Net realized gain on investments,
     options and futures                                               6,819,910                           2,279,243
Change in unrealized appreciation of
     investments, options and futures                                  2,085,611                          (9,811,628)
                                                              ------------------               ---------------------
Increase in net assets resulting from operations                      41,163,419                          17,024,734

Distributions to shareholders from:
     Net investment income                                           (29,354,125)                        (22,394,910)
     Net realized gain on investments                                   (306,044)                         (1,507,661)
Increase in net assets from Fund share
     transactions                                                     43,149,810                         123,803,625
                                                              ------------------               ---------------------
Increase in net assets                                                54,653,060                         116,925,788

Net Assets:

     Beginning of year                                               453,699,468                         336,773,680
                                                              ------------------               ---------------------

     End of year (including undistributed
     net investment income of $7,614,835
     and $7,058,516, respectively)                            $      508,352,528               $          453,699,468
                                                              ==================               ======================

----------
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                              FINANCIAL HIGHLIGHTS


       Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                       For the Years Ended June 30,
                                               ------------------------------------------------------------------------------
                                                   1997             1996            1995              1994             1993
                                               ------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year             $   110.46         $112.17         $ 105.02          $ 116.64         $ 112.04
                                               ------------------------------------------------------------------------------

Net investment income(A)                             7.05            6.70             6.82              5.64             6.57
Net realized and unrealized gain (loss)
   on investments, options and futures               1.86           (1.36)            7.19             (6.28)            8.71
                                               ------------------------------------------------------------------------------
Total from investment operations                     8.91            5.34            14.01             (0.64)           15.28
                                               ------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                            (6.51)          (6.61)           (6.86)            (6.11)           (6.72)
   Net realized gain on investments                 (0.07)          (0.44)            -                (4.87)           (3.96)
                                               ------------------------------------------------------------------------------
Total distributions                                 (6.58)          (7.05)           (6.86)           (10.98)          (10.68)
                                               ------------------------------------------------------------------------------
Net asset value, end of year                      $112.79        $ 110.46         $ 112.17          $ 105.02         $ 116.64
                                               ==============================================================================

Total return(A)                                      8.27%           4.86%           14.12%             -.89%           14.52%

Ratios/Supplemental Data:
Ratios to average net assets:
   Expenses(A)                                       0.50%           0.50%            0.50%             0.50%            0.50%
   Net investment income(A)                           6.4%            6.3%             7.0%              6.0%             6.0%

Portfolio turnover rate                             384.8%          266.0%           257.9%            272.5%           313.1%

Net assets, end of year
       (in thousands)                            $508,353        $453,699         $336,774          $205,959         $135,886

----------
(A) Net of investment advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.50% for the year ended June 30, 1997, 0.53% for the years ended June 30, 1996 and 1995, 0.58% for the year ended June 30, 1994 and 0.57% for the year ended June 30, 1993.

     See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS



1.  Significant Accounting Policies:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Core Portfolio ("Fund"), formerly known as Western Asset Trust Full Range Duration Portfolio, a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters.

Security Valuation

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

Options and Futures

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

Distributions to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

2. Financial Instruments:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

Option Transactions

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period were as follows:

                                                          Calls                                Puts
                                                 ---------------------------      ------------------------------
                                                 Contracts       Premiums         Contracts          Premiums
----------------------------------------------------------------------------      ------------------------------
Options outstanding at June 30, 1996                   412    $    302,693             -            $     -
Options written                                      2,594       1,518,190             259              109,855
Options closed                                      (2,347)     (1,515,262)           (259)            (109,855)
Options expired                                       (228)        (79,665)            -                  -
Options exercised                                     (431)       (225,956)            -                  -
---------------------------------------------------------------------------       ------------------------------
Options outstanding at June 30, 1997                -         $    -                   -            $     -
===========================================================================       ==============================

2. Financial Instruments - Continued

Futures

The Fund has entered into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at June 30, 1997 are described at the end of the "Portfolio of Investments", page 12.


3. Portfolio Transactions:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the year ended June 30, 1997, aggregated $505,938,423 and $508,257,785, respectively. Purchases and sales of U.S. Government securities aggregated $1,256,457,102 and $1,234,195,907, respectively for the same period.

At June 30, 1997, the cost of securities for federal income tax purposes was $526,323,223. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,285,809 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,525,838.


4.  Fund Share Transactions:

At June 30, 1997, there were 100,000,000 Fund shares authorized at $.001 par value. Transactions in Fund shares were as follows:

                                                           For the Years Ended June 30,
                                      ------------------------------------------------------------------------
                                                   1997                                     1996
                                      --------------------------------     -----------------------------------
                                       Shares              Amount              Shares             Amount
----------------------------------------------------------------------     -----------------------------------
Sold                                      1,764,736     $    196,333,251        1,015,043     $    113,947,873
Reinvestment of distributions               233,589           26,037,708          205,591           22,867,433
Repurchased                              (1,598,534)        (179,221,149)        (115,482)         (13,011,681)
------------------------------------------------------------------------   -----------------------------------
     Net increase                           399,791     $     43,149,810        1,105,152     $    123,803,625
========================================================================   ===================================

5.  Transactions with Affiliates:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.10% of average daily net assets of the Fund. The Administrator has voluntarily agreed to indefinitely limit its annual fee to 0.05% of the Fund's average daily net assets. At June 30, 1997, $20,585 was due to the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.50% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely limit its fee to 0.40% of average daily net assets and to further waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.50% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $22,402 were waived for the year ended June 30, 1997, and $165,010 was due to the Adviser at June 30, 1997.